ACQUISITION - Schedule of Purchase Price (Details) - CAD ($) $ in Millions	9 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Apr. 01, 2024
Current liabilities
Fair Value of Net Assets Acquired
Adjustments	$ (17)
Deferred tax liabilities
Fair Value of Net Assets Acquired
Adjustments	1
Other long-term liabilities
Fair Value of Net Assets Acquired
Adjustments	(7)
Other long-term assets
Fair Value of Net Assets Acquired
Adjustments	19
Goodwill
Fair Value of Net Assets Acquired
Adjustments	(2)
Enbridge Inc.'s Interests In Alliance, Aux Sable, And NRGreen Joint Ventures
Purchase Price Consideration
Cash (net of cash acquired)	2,620		$ 2,620
Equity investment in Acquirees	2,562		2,562
Other	12		12
Total	5,194		5,194	$ 2,800
Fair Value of Net Assets Acquired
Current assets	240		240
Property, plant and equipment	6,345		6,339
Other long-term assets	57		38
Goodwill	803	$ 803	805
Current liabilities	(236)		(219)
Long-term debt	(596)		(596)
Deferred tax liabilities	(936)		(937)
Provisions	(52)		(52)
Other long-term liabilities	(283)		(276)
Non-controlling interest in Aux Sable's U.S. operations	(148)		(148)
Identifiable assets acquired (liabilities assumed)	5,194		$ 5,194
Enbridge Inc.'s Interests In Alliance, Aux Sable, And NRGreen Joint Ventures | Property, plant and equipment
Fair Value of Net Assets Acquired
Adjustments	$ 6